Business combination - Intangible Assets Acquired (Details) - Digital Clues LTD $ in Thousands	Nov. 11, 2021 USD ($)
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 3,524
Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 3,347
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	7 years
Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 177
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	10 years